CONDENSED CONSOLIDATED CASHFLOW STATEMENT $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
CASH FLOW FROM OPERATING ACTIVITIES
Net profit/(loss) for the year	$ 117.0	$ (19.2)	$ (42.1)
Reversals:
Profit from sale of vessels	(0.8)
Depreciation	69.7	62.0	130.9
Impairment losses	2.8	0.8	4.6
Share of profit/(loss) from joint ventures	0.1		0.1
Financial income	(0.3)	(0.2)	(0.2)
Financial expenses	23.9	19.7	42.4
Tax expenses	0.7	0.5	1.3
Other non-cash movements	6.0	(0.6)	1.3
Dividends received from joint ventures		0.3	0.3
Interest received and realized exchange gains	0.1	0.2	0.2
Interest paid and realized exchange losses	(26.1)	(19.9)	(41.0)
Income taxes paid	(0.3)	(0.1)	(1.4)
Change in bunkers, receivables and payables, etc.	(103.8)	(20.3)	(48.5)
Net cash flow from operating activities	89.0	23.2	47.9
CASH FLOW FROM INVESTING ACTIVITIES
Investment in tangible fixed assets	(59.6)	(210.5)	(319.8)
Sale of tangible fixed assets	42.9	10.0	10.0
Change in restricted cash	2.5	38.9	19.2
Net cash flow from investing activities	(14.2)	(161.6)	(290.6)
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds, borrowings	58.2	210.6	548.9
Repayment, borrowings	(149.9)	(58.2)	(253.5)
Capital increase	5.4	1.0	2.9
Transaction costs share issue		(0.3)	(0.3)
Net cash flow from financing activities	(86.3)	153.1	298.0
Net cash flow from operating, investing and financing activities	(11.5)	14.7	55.3
Cash and cash equivalents beginning balance	144.8	89.5	89.5
Cash and cash equivalents ending balance	133.3	104.2	144.8
Restricted cash equivalents ending balance	24.4	7.1	26.9
Cash and cash equivalents, including restricted cash	$ 157.7	$ 111.3	$ 171.7